UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX REPORT

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08824
Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	December 31
Date of reporting period:	July 1, 2008 through June 30, 2009

===========================Integrity Fund of Funds===========================

FUNDAMENTAL INVESTORS, INC.

Ticker:	AGTHX	Security ID:	399874106
Meeting Date:	Aug 7, 2008	Meeting Type:	Annual
Record Date:	Jun 9, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1C.1	Elect Nominee: MR. RONALD P. BADIE	For	For	Management
1C.2	Elect Nominee: MR. JOSEPH C. BERENATO	For	For	Management
1C.3	Elect Nominee: MS. LOUISE H. BRYSON	For	For	Management
1C.4	Elect Nominee: MR. ROBERT J. DENISON	For	For	Management
1C.5	Elect Nominee: MR. ROBERT A. FOX	For	For	Management
1C.6	Elect Nominee: MS. LEONADE D. JONES	For	For	Management
1C.7	Elect Nominee: PROF. JOHN G. MCDONALD	For	For	Management
1C.8	Elect Nominee: MS. GAIL L. NEALE	For	For	Management
1C.9	Elect Nominee: MR. DONALD D. O'NEAL	For	For	Management
1C.10	Elect Nominee: MR. HENRY E. RIGGS	For	For	Management
1C.11	Elect Nominee: MR. JAMES F. ROTHENBERG	For	For	Management
1C.12	Elect Nominee: DR. PATRICIA K. WOOLF	For	For	Management

=============================END N-PX REPORT===========================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

(Registrant)

By:	/s/Shannon D. Radke
Shannon D. Radke
President, Integrity Fund of Funds, Inc.

Date: August 28, 2009